COMPANY'S OPERATIONS - Summary (Details)	12 Months Ended
Dec. 31, 2023 item BRL (R$)
COMPANY'S OPERATIONS
Number of industrial units	13
Number of technology centers	4
Number of distribution centers	30
Fibria
COMPANY'S OPERATIONS
Number of ports | R$	4
Suzano Industrial | State of Sao Paulo
COMPANY'S OPERATIONS
Number of industrial units | R$	2
Suzano Holding
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	46.97%